EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 19, 2012 (Accession No. 0000898432-12-000729), to the Prospectuses dated December 16, 2011, for Neuberger Berman Real Estate Fund, a series of Neuberger Berman Equity Funds.